Consolidated Balance Sheet - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Non-current assets
Property, plant and equipment	€ 9,438.0	€ 9,029.6	€ 8,123.4
Right of use assets	236.8	130.7
Intangible assets	146.4	146.4	46.8
Derivative financial instruments	378.5	227.5	2.6
Deferred tax	53.6	43.2
Total non-current assets	10,253.3	9,446.7	8,172.8
Current assets
Inventories	3.3	2.9	3.7
Other assets	178.7	238.0	235.5
Current tax	44.5
Assets held for sale	98.7
Trade receivables	67.5	59.5	57.6
Derivative financial instruments	293.2	308.7	212.1
Restricted cash	34.4	34.9	34.6
Financial assets: cash > 3 months	1,207.2	1,484.4	2,130.5
Cash and cash equivalents	2,566.4	1,675.6	1,515.0
Total current assets	4,493.9	3,804.0	4,189.0
Total assets	14,747.2	13,250.7	12,361.8
Current liabilities
Provisions	43.3
Trade payables	1,368.2	573.8	249.6
Accrued expenses and other liabilities	2,589.4	2,992.1	2,502.2
Current lease liability	75.0
Current maturities of debt	382.3	309.4	434.6
Current tax		31.6	36.0
Derivative financial instruments	1,050.0	189.7	190.5
Total current liabilities	5,508.2	4,096.6	3,412.9
Non-current liabilities
Provisions	36.6	135.6	138.1
Derivative financial instruments	180.5	8.0	415.5
Deferred tax	353.5	460.6	395.2
Other creditors			2.8
Non-current lease liability	170.9
Non-current maturities of debt	3,583.0	3,335.0	3,528.4
Total non-current liabilities	4,324.5	3,939.2	4,480.0
Shareholders' equity
Issued share capital	6.5	6.8	7.0
Share premium account	738.5	719.4	719.4
Other undenominated capital	3.5	3.2	3.0
Retained earnings	4,245.0	4,181.9	4,077.9
Other reserves	(79.0)	303.6	(338.4)
Shareholders' equity	4,914.5	5,214.9	4,468.9
Total liabilities and shareholders' equity	€ 14,747.2	€ 13,250.7	€ 12,361.8